Principal Accounting Policies - Cost of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Principal Accounting Policies
Applicable tax rate of cultural development fee for net advertising revenues	3.00%	3.00%
Sales taxes and surcharges in cost of revenues	$ 20,466	¥ 133,155	¥ 119,767	¥ 122,502